Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		R$ 652
Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(720)
Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(68)
Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		3,800
Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(7,600)
Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(3,800)
NDF [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ 9,072	17,692
NDF [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,028)	(1,565)
NDF [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	8,044	16,127
NDF [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	1,918
NDF [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(47,492)	(74,615)
NDF [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(45,574)	(74,615)
USD – Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,058
USD – Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(385)
USD – Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	673
USD – Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
USD – Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(8,800)
USD – Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(8,800)
Soybean – Call Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean – Call Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,575)
Soybean – Call Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,575)
Soybean – Call Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean – Call Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(362,857)
Soybean – Call Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(362,857)
Soybean - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,636	1,224
Soybean - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,525)	(1,906)
Soybean - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,111	(682)
Soybean - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	666,750	1,463,970
Soybean - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(2,420,937)	(2,829,650)
Soybean - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(1,754,187)	(1,365,680)
Soybean – Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	92
Soybean – Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(810)
Soybean – Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	92	(810)
Soybean – Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean – Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(83,911)	(560,161)
Soybean – Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(83,911)	(560,161)
Basis - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Basis - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(876)
Basis - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(876)
Basis - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Basis - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(233,589)
Basis - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(233,589)
Corn - Put Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		3,623
Corn - Put Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Put Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		3,623
Corn - Put Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		216,354
Corn - Put Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Put Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		216,354
Corn - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	922	3,978
Corn - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	922	3,978
Corn - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(212,947)	(607,050)
Corn - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(212,947)	(607,050)
Fattened cattle - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		23
Fattened cattle - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Fattened cattle - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		23
Fattened cattle - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Fattened cattle - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,650)
Fattened cattle - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,650)
Cotton - Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,050
Cotton - Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton - Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,050
Cotton - Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(10,330,050)
Cotton - Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(10,330,050)
Cotton – Call Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton – Call Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(179)	(11)
Cotton – Call Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(179)	(11)
Cotton – Call Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton – Call Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(2,150,000)	(6,350,000)
Cotton – Call Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(2,150,000)	(6,350,000)
Cotton – Put Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	140
Cotton – Put Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton – Put Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	140
Cotton – Put Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	2,150,000
Cotton – Put Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton – Put Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	2,150,000
Fed cattle - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Fed cattle - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Fed cattle - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Fed cattle - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Fed cattle - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(31,680)
Fed cattle - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(31,680)
Ethanol – Call Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Ethanol – Call Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,826)
Ethanol – Call Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,826)
Ethanol – Call Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Ethanol – Call Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,600)
Ethanol – Call Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,600)
Ethanol - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	7	4
Ethanol - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(247)	(7,181)
Ethanol - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(240)	(7,177)
Ethanol - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Ethanol - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(16,200)	(58,800)
Ethanol - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(16,200)	(58,800)
TRS - Future [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	903	526
TRS - Future [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(512)
TRS - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	903	14
TRS - Future [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
TRS - Future [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,000,000)	(30,336,000)
TRS - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,000,000)	(30,336,000)
Cotton - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	380	2,293
Cotton - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,033)	(141)
Cotton - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,653)	2,152
Cotton - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	2,150,000
Cotton - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(7,400,000)	(10,922,350)
Cotton - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(5,250,000)	(10,922,350)
Corn – Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	342	591
Corn – Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn – Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	342	591
Corn – Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn – Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(587,373)	(88,446)
Corn – Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(587,373)	(88,446)
Swap [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	20,561	8,496
Swap [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(19,048)	(19,402)
Swap [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,513	(10,906)
Swap [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	415,433	531,741,790
Swap [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(415,433)	(531,741,790)
Swap [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Margin deposited [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	173	430
Margin deposited [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,228)
Margin deposited [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,055)	430
Margin deposited [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Margin deposited [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Margin deposited [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Total Derivative Risks [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	36,286	40,582
Total Derivative Risks [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(29,074)	(33,124)
Total Derivative Risks [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	7,212	7,458
Current [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	15,163	29,609
Current [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(9,456)	(15,492)
Non-current [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	21,123	10,973
Non-current [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(19,618)	(17,632)
Realized [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	103,247	69,737
Realized [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(90,008)	(112,456)
Unrealized [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	30,861	110,798
Unrealized [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(29,623)	R$ (47,080)
Derivative Instruments [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	134,108
Derivative Instruments [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ (119,631)